Loans Receivable, Net - Additional Information (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Accounts, Notes, Loans and Financing Receivable
Long term loan receivable	¥ 48,700		¥ 62,000
Securities received as collateral	379,300		580,300
Loan receivables, net	286,921	$ 40,412	465,780
Other investments
Accounts, Notes, Loans and Financing Receivable
Loan receivables, net	¥ 39,700		13,000
Minimum
Accounts, Notes, Loans and Financing Receivable
Loan interest rate	3.90%	3.90%
Maximum
Accounts, Notes, Loans and Financing Receivable
Loan interest rate	15.00%	15.00%
Financial Asset, Past Due [Member]
Accounts, Notes, Loans and Financing Receivable
Loans receivable	¥ 267,506	$ 37,678	269,658
Financial Asset, Past Due [Member] | Third Parties
Accounts, Notes, Loans and Financing Receivable
Loans receivable	¥ 12,500		¥ 64,800